Note 20 - Subsequent Event (Tables) - Merger of Liberty Bank, N.A. into The Middlefield Banking Company [member] - Pro Forma [Member]	12 Months Ended
Dec. 31, 2016
Notes Tables
Condensed Balance Sheet [Table Text Block]
December 31, 2016

ASSETS
Cash and due from banks	$52,718
Fed funds sold	1,100
Cash and cash equivalents	53,818
Investment securities available for sale, at fair value	113,796
Loans held for sale	992
Loans	807,450
Less allowance for loan and lease losses	6,598
Net loans	800,852
Premises and equipment, net	11,535
Goodwill	13,807
Core deposit intangibles	3,123
Bank owned life insurance	15,193
Other real estate owned	934
Accrued interest and other assets	10,310
TOTAL ASSETS	$1,024,360

LIABILITIES
Noninterest-bearing demand	$171,711
Interest-bearing demand	83,759
Money market	170,155
Savings	182,364
Time	220,697
Total deposits	828,686
Short-term borrowings	68,359
Other borrowings	21,437
Accrued interest and other liabilities	7,434
TOTAL LIABILITIES	$925,916

EQUITY
Common stock	$69,502
Surplus / additional paid in capital	-
Retained earnings	41,259
Accumulated other comprehensive income	1,201
Treasury stock	(13,518)
TOTAL STOCKHOLDERS' EQUITY	$98,444
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$1,024,360

Condensed Income Statement [Table Text Block]
	Year Ended December 31, 2016	Year-Ended December 31, 2015

INTEREST INCOME

Interest and fees on originated loans	$35,308	$31,986
Interest bearing deposits in other institutions	210	124
Federal funds sold	20	13
Investment securities	4,019	4,627
Dividends on stock	138	164

Total interest income	39,695	36,914

INTEREST EXPENSE

Deposits	4,315	4,265
Short term borrowings	322	194
Other borrowings	560	575
Trust preferred securities	182	117

Total interest expense	5,379	5,151

Net interest income	34,316	31,763

Provision for loan and lease losses	570	315

Net interest income after provision for loan and lease losses	33,746	31,448

NONINTEREST INCOME

Service charges on deposit accounts	2,266	2,156
Investment securities gains, net	303	323
Earnings on bank-owned life insurance	430	678
Gains on sale of loans	1,257	805
Other income	1,229	1,224

Total noninterest income	5,485	5,186

NONINTEREST EXPENSE

Salaries and employee benefits	14,523	13,454
Occupancy expense	1,762	1,746
Equipment expense	1,206	1,156
Data processing costs	1,931	1,489
Core deposit intangible amortization	382	382
Other expense	8,919	8,453

Total noninterest expense	28,723	26,680

Income before taxes	10,508	9,954
Income taxes	2,473	1,954

NET INCOME	$8,035	$8,000

Less: Income attributable to common stock subject to possible conversion	-	-
Pro forma net income attributable to common stock not subject to possible conversion	$8,035	$8,000

Pro forma net income per common share - basic	$3.02	$3.11
Pro forma net income per common share - diluted	3.00	3.10

Weighted average number of shares outstanding - basic	2,664,936	2,572,045
Weighted average number of shares outstanding - diluted	2,676,293	2,581,199